Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Net, Total	$ 1,673	$ 1,439
Deferred Tax Assets, Valuation Allowance	$ 0	$ 0